Other disclosures - Restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other disclosures
Legal reserve	$ 14,346	$ 12,971
Legal reserve on individual basis	$ 11,217	$ 9,616